UNIT-BASED AND NONCASH COMPENSATION	3 Months Ended
Mar. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
UNIT-BASED AND NONCASH COMPENSATION

13. UNIT-BASED AND NONCASH COMPENSATION

SMLP Long-Term Incentive Plan.  The SMLP LTIP provides for equity awards to eligible officers, employees, consultants and directors of our General Partner and its affiliates. Items to note:

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In March 2017, we granted 366,181 phantom units and associated distribution equivalent rights ("DERs") to employees in connection with our annual incentive compensation award cycle. These awards had a grant date fair value of $22.50 and vest ratably over a three-year period.

•	Also in March 2017, 184,277 phantom units vested.
•	As of March 31, 2017, approximately 3.6 million common units remained available for future issuance under the SMLP LTIP.